Request for Extension of Scheduled Termination Date

and Agreement to Extend and Amend, dated as of October 30, 2020

1. In accordance with Section 2.02 of the Variable Rate Demand Preferred Shares (VRDP) Fee Agreement, dated as of June 14, 2018 (the “VRDP Fee Agreement”), between Invesco Dynamic Credit Opportunities Fund, as issuer (the “Fund”), and Barclays Bank PLC, as Liquidity Provider (the “Liquidity Provider”) and Section 2.03 of the VRDP Shares Purchase Agreement, dated as of June 14, 2018 (the “VRDP Purchase Agreement”), between Deutsche Bank Trust Company Americas, as Tender and Paying Agent, and Barclays Bank PLC, as Liquidity Provider, with respect to the 1,250 Series W-7 Variable Rate Demand Preferred Shares (as reduced by that certain optional redemption, effective as of June 17, 2020, and as may be further reduced from time to time, the “W-7 VRDP Shares”) of the Fund, the Fund hereby requests an extension of the Scheduled Termination Date of the VRDP Fee Agreement and the VRDP Purchase Agreement to November 30, 2021, effective upon, and subject to acceptance of this request by the Liquidity Provider, as evidenced by (i) the Fund delivering to the Liquidity Provider a copy hereof signed by the Fund and (ii) the Liquidity Provider signing and returning to the Fund a copy hereof, whereupon this request for extension and agreement to extend (this “Agreement”) shall be a binding agreement of the parties hereto, and the extension of both the VRDP Fee Agreement and the VRDP Purchase Agreement shall become effective without further action by any party.

2. Upon effectiveness of the extension of the Scheduled Termination Date of the VRDP Fee Agreement to November 30, 2021, the Scheduled Termination Date of the VRDP Purchase Agreement shall automatically be extended to November 30, 2021. The Fund will send a copy of the fully executed Agreement to the Tender and Paying Agent for its acknowledgement, with instructions to send a notice of the extension to the Holders of the W-7 VRDP Shares (with a copy to Beneficial Owners to the extent provided in the Tender and Paying Agent Agreement).

3. In accordance with Section 8.04 of the VRDP Fee Agreement, the Fund and the Liquidity Provider hereby agree that Section 2.05(a) of the VRDP Fee Agreement is hereby amended by (x) replacing the percentage “1.20%” where it appears in the first sentence thereof with the percentage “1.10%”; (y) replacing the percentage “1.20%” where it appears in the table thereof with the percentage “1.10%”; and (z) replacing the phrase “120 basis points (1.20%)” where it appears in the second paragraph thereof with the phrase “110 basis points (1.10%)”.

4. Capitalized terms used herein that are not otherwise defined shall have the meanings assigned to them in the VRDP Fee Agreement.

5. This Agreement shall be construed in accordance with and governed by the laws of the State of New York, without regard to conflict of laws principles that would require the application of the laws of another jurisdiction.

6. A copy of the Certificate of Trust is on file with the Secretary of the State of Delaware. This Agreement has been executed on behalf of the Fund by an officer of the Fund in such capacity and not individually and the obligations of the Fund under this Agreement and the VRDP Fee Agreement are not binding upon such officer, any of the trustees or the shareholders individually but are binding only upon the assets and property of the Fund.

7. This Agreement may be executed in several counterparts, each of which shall be regarded as an original and all of which shall constitute one and the same document.

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INVESCO DYNAMIC CREDIT OPPORTUNITIES FUND, as issuer

By:	/s/ Amanda M. Roberts
Name: Amanda M. Roberts
Title: Assistant Secretary

BARCLAYS BANK PLC, as Liquidity Provider

By:	/s/ Christopher Burke
Name: Christopher Burke
Authorized Signatory

(the foregoing signature evidencing binding acceptance of the extension request set forth above)

Acknowledged by:

DEUTSCHE BANK TRUST COMPANY AMERICAS, as Tender and Paying Agent

By:	/s/ Debra A Schwalb
Name: Debra A Schwalb
Title: Vice President

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